TAX MATTERS	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]

20) TAX MATTERS

a) Income tax

The reconciliation between the income tax expense that would result in applying the statutory tax rate and the income tax expense recorded is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2015 (*)	2016	2017
Profit/(loss) before income tax	75,380	8,564	(1,035)
Income tax applying the statutory tax rate	21,296	2,484	(310)
Permanent differences	12,845	13,655	12,635
Adjustments due to international tax rates	(12,541)	(11,526)	445
Tax credits	(497)	(791)	(1,112)
Branches income tax	688	1,385	875
Change in federal statutory rate in Spain (a)	1,359	-	-
Total income tax expense	23,150	5,207	12,533

(*) Exclude discontinued operations - Morroco.
(a) This item is related to the amendment of the tax legislation in Spain that reduced the income tax rate from 28% for the calendar year of 2015 to 25% for the calendar year of 2016 and for subsequent years.

Permanent differences in 2017 are mainly related to non-deductible expenses mainly in Brazil, Spain and Mexico, which are not deductible for tax purposes.

The breakdown of the Atento Group’s income tax expense is as follow:

	Thousands of U.S. dollars
	For the years ended December 31,
	2015 (*)	2016	2017
Current tax expense	(26,968)	(22,852)	(20,175)
Deferred tax	3,818	17,645	7,642
Total income tax expense	(23,150)	(5,207)	(12,533)

(*) Exclude discontinued operations – Morroco.

b) Deferred tax assets and liabilities

The breakdown and balances of deferred tax assets and deferred tax liabilities at December 31, 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	Balance at 12/31/2015	Income Statement		Equity		Translation differences	Balance at 12/31/2016
		Increases	Decreases	Increases	Decreases

DEFERRED TAX ASSETS	107,836	35,334	(18,955)	1,984	(4,747)	(3,111)	118,341
Unused tax losses (*)	13,199	11,376	(2,859)	-	(4,747)	(15)	16,954
Unused tax credits	2,483	875	(56)	-	-	391	3,693
Deferred tax assets (temporary differences)	92,154	23,084	(16,041)	1,984	-	(3,487)	97,694
DEFERRED TAX LIABILITIES	(56,062)	-	1,266	-	3,224	5,974	(45,597)
Deferred tax liabilities (temporary differences)	(56,062)	-	1,266	-	3,224	5,974	(45,597)

(*) Tax credits for loss carryforwards.

	Thousands of U.S. dollars
	Balance at 12/31/2016	Income Statement		Equity		Acquisition of Business Combinations	Others (**)	Translation differences	Balance at 12/31/2017
		Increases	Decreases	Increases	Decreases

DEFERRED TAX ASSETS	118,342	37,723	(35,215)	-	-	2,366	(570)	8,680	131,326
Unused tax losses (*)	16,954	17,671	(7,560)	-	-	714	(570)	2,454	29,663
Unused tax credits	3,694	2,171	(815)	-	-	-	-	331	5,381
Deferred tax assets (temporary differences)	97,694	17,881	(26,840)	-	-	1,652	-	5,895	96,282
DEFERRED TAX LIABILITIES	(45,597)	(1,888)	7,022	-	403	(2,688)	-	(1,194)	(43,942)
Deferred tax liabilities (temporary differences)	(45,597)	(1,888)	7,022	-	403	(2,688)	-	(1,194)	(43,942)

(*) Tax credits for loss carryforwards.
(**) Refer to the use of tax losses for the purpose discharge debts of Withholding Tax (Imposto de Renda Retido na Fonte - “IRRF”), Social Integration Program (Programa de Integração Social - “PIS”), Social Security Contribution (Contribuição para Financiamento da Seguridade Social - “COFINS”), and Social Contribution Tax on Profits (Contribuição Social sobre o Lucro Líquido - “CSLL”), according to the Special Tax Regularization Program (Programa Especial de Regularização Tributária - “PERT”). This compensation was made with liability balances and therefore did not affect the income tax expense for the period.

As a result of the business combination of RBrasil described in Note 5a, the Company recognized deferred tax assets amounting to 2,079 thousand U.S. dollars due to the difference between the tax value of the customer base and the fair value allocated in the business combination. Also, as a result of the business combination of Nova Interfile Holding Ltda described in Note 5b, the Company recognized deferred tax assets amounting to 2,366 thousand U.S. dollars and deferred tax liabilities of 2,688 thousand U.S. dollars due to the difference between the tax value of the customer base and the fair value allocated in the business combination.

There is not estimation of distribute future dividends until this report date. Dividends distribution must be subject to Board approval, and will depend on the Company’s future earnings, cash flow, financial condition, financial covenants and other relevant factors. There are no income tax consequences attached to the payment of dividends in either 2017 or 2016 by the Company to its shareholders.

The following table presents the schedule for the reversal of recognized and unrecognized deferred tax assets and liabilities in the statement of financial position based on the best estimates available at the respective estimation dates:

	Thousands of U.S. dollars
2016	2017	2018	2019	2020	2021	2022	Subsequent years	Total
Tax losses	828	1,800	2,124	2,505	2,991	3,505	3,201	16,954
Deductible temporary differences	995	9,539	18,086	24,221	33,667	995	10,191	97,694
Tax credits for deductions	3,017	676	-	-	-	-	-	3,693
Total deferred tax assets	4,840	12,016	20,210	26,726	36,658	4,500	13,391	118,341
Total deferred tax liabilities	4,603	4,603	4,603	4,603	4,603	4,603	17,979	45,597

	Thousands of U.S. dollars
2017	2018	2019	2020	2021	2022	2023	Subsequent years	Total
Tax losses	2,431	4,849	5,368	1,800	749	2,713	11,753	29,663
Deductible temporary differences	12,578	14,018	14,401	15,065	15,066	8,075	17,079	96,282
Tax credits for deductions	1,266	1,266	1,266	1,266	317	-	-	5,381
Total deferred tax assets	16,275	20,133	21,035	18,131	16,133	10,788	28,831	131,326
Total deferred tax liabilities	4,436	4,436	4,436	4,436	4,436	4,436	17,326	43,942

c) Taxes receivables/payables

Details of taxes receivables and payables at December 31, 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	As of December 31,
Receivables	2016	2017
Non-current
Indirect taxes	7,815	7,282
Current
Indirect taxes	1,400	4,764
Other taxes	5,052	7,308
Income tax	22,145	21,969
Total	36,412	41,323

	Thousands of U.S. dollars
	As of December 31,
Payables	2016	2017

Non-current
Social security	1,098	1,025
Current
Indirect taxes	23,033	28,024
Other taxes	45,767	58,142
Income tax	4,030	8,058
Total	73,928	95,249